CHANGES IN BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
CHANGES IN BUSINESS
CHANGES IN BUSINESS

NOTE 5—CHANGES IN BUSINESS

Restructuring Charges

        In 2018, the Company made the decision to relocate its corporate headquarters to Tucker, Georgia and vacated its existing leased office space in Irving, Texas on September 30, 2018. The Company recorded exit costs related to the leased office space and the termination of certain personnel. The balance of the restructuring accrual is included in other current liabilities on the Company's unaudited condensed consolidated balance sheets.

        The following table shows the restructuring activities for the nine months ended September 30, 2019:

	September 30, 2019
(in thousands)	Lease	Severance	Total
Balance, December 31, 2018	$367	$2,889	$3,256
Payments for restructuring	(196)	(2,502)	(2,698)

Balance, September 30, 2019	$171	$387	$558

        In March 2019, the Company entered into a short-term sublease of its former headquarters facility in which the rental period is co-terminus with the primary lease, which ends in November 2019. Under the sublease arrangement, the sublessee is obligated to pay the Company sublease payments and the Company recognizes those payments as a reduction of the fixed lease costs. The sublease income was immaterial for each of the three and nine months ended September 30, 2019.

Discontinued Operations

Electrical Solutions

        During the fourth quarter of 2017, the Company made the decision to exit and sell its Electrical Solutions segment (which was comprised solely of Koontz-Wagner Custom Controls Holdings LLC ("Koontz-Wagner"), a wholly owned subsidiary of the Company) in an effort to reduce the Company's outstanding term debt. The Company determined that the decision to exit this segment met the definition of a discontinued operation. As a result, this segment has been presented as a discontinued operation for all periods presented. In connection with the Company's decision to sell the Electrical Solutions segment, the Company performed an impairment analysis on this segment's finite-and indefinite-lived intangible assets (customer relationships and trade names, respectively) and determined that their carrying value exceeded their fair value. As a result, in the fourth quarter of 2017, the Company recorded an impairment charge of $9.7 million related to these intangible assets. After the impairment charge, the fair value of this segment's intangible assets was zero at December 31, 2017. Determining fair value is judgmental in nature and requires the use of significant estimates and assumptions, considered to be Level 3 inputs. There were no non-recurring fair value re-measurements related to the Electrical Solutions segment during the year ended December 31, 2018 or the three and nine months ended September 30, 2019.

        In spite of the Company's efforts, which included retaining financial advisors to sell all or part of Koontz-Wagner's operations, inside or outside of a federal bankruptcy or state court proceeding (including Chapter 11 of Title 11 of the U.S. Bankruptcy Code), the proposed disposition did not progress as planned due, primarily, to the absence of viable bids in the sale process, the inability of Koontz-Wagner to fund its ongoing operations or obtain financing to do so, and Koontz-Wagner's deteriorating financial performance. As a result, on July 11, 2018, Koontz-Wagner filed a voluntary petition for relief under Chapter 7 of Title 11 of the U.S. Bankruptcy Code with the U.S. Bankruptcy Court for the Southern District of Texas. The filing was for Koontz-Wagner only, not for the Company as a whole, and was completely separate and distinct from the Williams business and operations.

        As a result of the July 11, 2018 bankruptcy of Koontz-Wagner, the Company recorded $11.4 million of exit costs, which were included in loss from discontinued operations in the Company's consolidated statements of operations for the year ended December 31, 2018. These charges consisted of a $4.0 million fee related to a fifth amendment of the Initial Centre Lane Facility, a pension withdrawal liability of $2.9 million related to Koontz-Wagner's International Brotherhood of Electrical Workers Local Union 1392 multi-employer pension plan, a $1.8 million negotiated settlement of the Company's guarantee of Koontz-Wagner's Houston, Texas facility lease agreement and a $2.7 million liability as a result of the Company providing affected Koontz-Wagner employees with 60 days of salary continuation, as well as the difference between each employee's cost of health care at the time of their employment termination and the cost of continued benefits under the Consolidated Omnibus Budget Reconciliation Act ("COBRA"). The Company satisfied the liability related to the lease guarantee settlement and substantially all of the salary and benefit continuation liability through cash payments by the end of 2018. The pension liability is expected to be satisfied by annual cash payments of $0.3 million each, paid in quarterly installments, over the next twenty years.

Mechanical Solutions

        On March 21, 2018, the Company closed on the sale of its office building in Heerlen, Netherlands for $0.3 million, resulting in an immaterial gain on sale, which was reflected in loss from discontinued operations before income tax expense (benefit) in the Company's unaudited condensed consolidated statement of operations for the nine months ended September 30, 2018.

        In connection with the sale of its Mechanical Solutions segment during 2017, the Company entered into a transition services agreement with the purchaser to provide certain accounting and administrative services for an initial period of nine months. During the three and nine months ended September 30, 2019, the Company did not provide services for the purchaser. For the three and nine months ended September 30, 2018, the Company provided less than $0.1 million and $0.3 million, respectively, in services for the purchaser, which was included in general and administrative expenses from continuing operations in the unaudited condensed consolidated statement of operations.

        In April 2019, the purchaser of our former Mechanical Solutions segment went into receivership and in connection with this event, the Company recognized a write down to the estimated fair value of its amounts due of $0.2 million in the three months ended March 31, 2019. This charge was included in general and administrative expenses from continuing operations in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2019. The Company has remaining balances of $0.2 million and $0.8 million included in other current assets and other current liabilities, respectively, on the September 30, 2019 unaudited condensed consolidated balance sheet. Management continues to monitor the status of the bankruptcy proceedings and believes the amounts recorded in its financial statements as of September 30, 2019 materially reflect the fair value of the related asset and liability.

        As of September 30, 2019 and December 31, 2018, the Company did not have any assets related to its Electrical and Mechanical Solutions' discontinued operations. The following table presents a reconciliation of the carrying amounts of major classes of liabilities of Electrical and Mechanical Solutions' discontinued operations:

(in thousands)	September 30, 2019	December 31, 2018
Liabilities:
Accrued compensation and benefits	$—	$259
Other current liabilities	342	381

Current liabilities of discontinued operations	342	640
Liability for pension obligation	2,726	2,781
Liability for uncertain tax positions	1,740	2,407

Long-term liabilities of discontinued operations	4,466	5,188

Total liabilities of discontinued operations	$4,808	$5,828

        The following table presents a reconciliation of the major classes of line items constituting the net income (loss) from discontinued operations. In accordance with GAAP, the amounts in the table below do not include an allocation of corporate overhead.

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
Revenue
Electrical Solutions	$—	$3,218	$—	$22,259

Total revenue	—	3,218	—	22,259
Cost of revenue
Electrical Solutions	—	4,290	—	24,613

Total cost of revenue	—	4,290	—	24,613
Selling and marketing expenses	—	34	—	207
General and administrative expenses	1	268	15	2,634
Loss on disposal—Electrical Solutions	—	9,274	—	9,274
Loss on disposal—Mechanical Solutions	—	—	—	91
Other	53	(29)	160	(38)

Loss from discontinued operations before income tax	(54)	(10,619)	(175)	(14,522)
Income tax expense (benefit)	(97)	17	(845)	(666)

Income (loss) from discontinued operations	$43	$(10,636)	$670	$(13,856)

NOTE 4—CHANGES IN BUSINESS

Restructuring Charges

        In 2018, the Company made the decision to relocate its corporate headquarters to Tucker, Georgia and vacated its leased office space in Irving, Texas on September 30, 2018. In March 2019, the Company subleased the Irving, Texas office space until November 2019, when the lease expires. The Company recorded exit costs related to the leased office space and the termination of certain personnel, which were included in restructuring charges in the Company's consolidated statement of operations for the year ended December 31, 2018.

        The following table shows exit costs included in other current liabilities and accrued compensation and benefits on the Company's consolidated balance sheet:

	December 31, 2018
(in thousands)	Lease	Severance	Total
Balance, December 31, 2017	$—	$—	$—
Restructuring charges	536	5,153	5,689
Payments for restructuring	(169)	(2,264)	(2,433)

Balance, December 31, 2018	$367	$2,889	$3,256

        The following table presents the major classes of items constituting restructuring expenses on the Company's consolidated statement of operations:

	Year Ended December 31,
(in thousands)	2018	2017
Lease	$536	$—
Severance	5,153	—

Total	$5,689	$—

Discontinued Operations

Electrical Solutions

        During the fourth quarter of 2017, the Company made the decision to exit and sell its Electrical Solutions segment in an effort to reduce the Company's outstanding term debt. The Company determined that the decision to exit this segment met the definition of a discontinued operation. As a result, this segment has been presented as a discontinued operation for all periods presented. As a result of the Company's decision to sell the Electrical Solutions segment, the Company performed an impairment analysis on this segment's finite- and indefinite-lived intangible assets (customer relationships and trade names, respectively) and determined that their carrying value exceeded their fair value. As a result, in the fourth quarter of 2017, the Company recorded an impairment charge of $9.7 million related to these intangible assets. The impairment charge was included in loss from discontinued operations before income tax expense (benefit) in the consolidated statement of operations for the year ended December 31, 2017. After the impairment charge, the fair value of this segment's intangible assets was zero at December 31, 2017. Determining fair value is judgmental in nature and requires the use of significant estimates and assumptions, considered to be Level 3 inputs. There were no other non-recurring fair value re-measurements related to the Electrical Solutions segment during the years ended December 31, 2018 or 2017.

        In spite of the Company's efforts, which included retaining financial advisors to sell all or part of Koontz-Wagner's operations, inside or outside of a federal bankruptcy or state court proceeding (including Chapter 11 of Title 11 of the Bankruptcy Code), the proposed disposition did not progress as planned due, primarily, to the absence of viable bids in the sale process, the inability of Koontz-Wagner to fund its ongoing operations or obtain financing to do so, and Koontz-Wagner's deteriorating financial performance. As a result, on July 11, 2018, Koontz-Wagner filed a voluntary petition for relief under Chapter 7 of Title 11 of the Bankruptcy Code with the U.S. Bankruptcy Court for the Southern District of Texas. The filing was for Koontz-Wagner only, not for the Company as a whole, and was completely separate and distinct from the Williams business and operations.

        As a result of the July 11, 2018 bankruptcy of Koontz-Wagner, the Company recorded $11.4 million of exit costs, which were included in loss from discontinued operations in the Company's consolidated statement of operations for the year ended December 31, 2018. These charges consisted of a $4.0 million fee related to a fifth amendment to the Initial Centre Lane Facility (as defined below), a pension withdrawal liability of $2.9 million related to Koontz-Wagner's International Brotherhood of Electrical Workers Local Union 1392 multi-employer pension plan, a $1.8 million negotiated settlement of the Company's guarantee of Koontz-Wagner's Houston facility lease agreement and a $2.7 million liability as a result of the Company providing affected Koontz-Wagner employees with 60 days of salary continuation, as well as the difference between each employee's cost of health care at the time of their employment termination and the cost of continued benefits under the Consolidated Omnibus Budget Reconciliation Act (COBRA). The Company satisfied the liability related to the lease guarantee settlement and substantially all of the salary and benefit continuation liability through cash payments as of December 31, 2018. The pension liability is expected to be satisfied by annual cash payments of $0.3 million each, paid in quarterly installments, over the next twenty years.

        As a result of the bankruptcy of Koontz-Wagner, the Company wrote off the related assets and liabilities on the Company's consolidated balance sheet and recorded a loss of $9.3 million, which was reflected in loss from discontinued operations in the consolidated statements of operations for the year ended December 31, 2018.

Mechanical Solutions

        During the third quarter of 2017, the Company made the decision to exit and sell substantially all of the operating assets and liabilities of its Mechanical Solutions segment in an effort to reduce the Company's outstanding term debt. The Company determined that the decision to exit this segment met the definition of a discontinued operation. As a result, this segment, including TOG Manufacturing Company, Inc., which, along with TOG Holdings, Inc., was sold in July 2016, has been presented as a discontinued operation for all periods presented. The Mechanical Solutions and the Electrical Solutions segments were the only components of the business that qualified for discontinued operations for all periods presented.

        On October 11, 2017, the Company sold substantially all of the operating assets and liabilities of its Mechanical Solutions segment for $43.0 million and used a portion of the $40.9 million net proceeds to pay down $34.0 million of the Company's outstanding debt and related fees, including full repayment of the First-Out Loan (as defined below). Additionally, on October 31, 2017, the Company completed the sale of its manufacturing facility in Mexico and auctioned the remaining production equipment and other assets for net proceeds of $3.6 million, of which $1.9 million was used to reduce the principal amount of the Initial Centre Lane Facility. The remainder was used to fund working capital requirements. The Company recorded a total gain of $6.3 million related to these sales, which was included in loss from discontinued operations before income tax expense (benefit) in the consolidated statement of operations for the year ended December 31, 2017.

        The asset and liability excluded from the sale of the Mechanical Solutions segment included the Company's office building located in Heerlen, Netherlands as well as its liability for uncertain tax positions. This asset and liability was included in current assets of discontinued operations and long-term liabilities of discontinued operations, respectively, in the December 31, 2017 consolidated balance sheet. At the time the Heerlen office building met the "asset held for sale" criteria, its carrying value was $0.5 million; however, the Company subsequently determined that the building's carrying value exceeded its fair value and, consequently, it recorded an impairment charge of $0.2 million during the fourth quarter of 2017. The impairment charge was included in loss from discontinued operations before income tax expense (benefit) in the consolidated statement of operations for the year ended December 31, 2017. After the impairment charge, the fair value of the Heerlen building was $0.3 million at December 31, 2017. Determining fair value is judgmental in nature and requires the use of significant estimates and assumptions, considered to be Level 3 inputs. There were no other non-recurring fair value re-measurements related to the Mechanical Solutions segment during the year ended December 31, 2017.

        On March 21, 2018, the Company closed on the sale of its office building in Heerlen, Netherlands for $0.3 million, resulting in an immaterial gain on sale, which was reflected in loss from discontinued operations before income tax expense (benefit) in the Company's consolidated statement of operations for the year ended December 31, 2018. As discussed above, the Heerlen office was previously included in the Mechanical Solutions segment and, therefore, the carrying value of the building was included in current assets of discontinued operations in the December 31, 2017 consolidated balance sheet.

        In connection with the sale of its Mechanical Solutions segment, the Company entered into a transition services agreement with the purchaser to provide certain accounting and administrative services for an initial period of nine months. As of December 31, 2018 and 2017, the Company provided $0.3 million and $0.2 million, respectively, in services for the purchaser, which was included in general and administrative expenses from continuing operations in the consolidated statements of operations.

        The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of Electrical and Mechanical Solutions' discontinued operations:

	December 31,
(in thousands)	2018	2017
Assets:
Accounts receivable	$—	$12,296
Inventories, net	—	178
Cost and estimated earnings in excess of billings	—	11,325
Other current assets	—	493
Property, plant and equipment, net	—	3,630

Total assets of discontinued operations*	$—	$27,922

Liabilities:
Accounts payable	$—	$7,004
Accrued compensation and benefits	259	1,191
Billings in excess of costs and estimated earnings	—	948
Accrued warranties	—	1,166
Other current liabilities	381	18,493

Current liabilities of discontinued operations	640	28,802
Liability for pension obligation	2,781	—
Liability for uncertain tax positions	2,407	3,110

Long-term liabilities of discontinued operations	5,188	3,110

Total liabilities of discontinued operations	$5,828	$31,912

*
The total assets of discontinued operations were classified as current on the December 31, 2018 and 2017 consolidated balance sheets because it was probable that the sale would occur and proceeds would be collected within one year.

        The following table presents a reconciliation of the major classes of line items constituting the net income (loss) from discontinued operations. In accordance with GAAP, the amounts in the table below do not include an allocation of corporate overhead.

	Year Ended December 31,
(in thousands)	2018	2017
Revenue
Electrical Solutions	$22,259	$52,942
Mechanical Solutions	—	52,461

Total revenue	22,259	105,403
Cost of revenue
Electrical Solutions	24,613	66,232
Mechanical Solutions	—	42,811

Total cost of revenue	24,613	109,043
Selling and marketing expenses	207	4,035
General and administrative expenses	2,634	14,314
Impairment expense—Electrical Solutions	—	9,709
Other	(38)	(48)

Loss from discontinued operations before income taxes	(5,157)	(31,650)
Loss (gain) on disposal—Electrical Solutions	9,623	—
Loss (gain) on disposal—Mechanical Solutions	222	(6,332)

Total loss from discontinued operations before income taxes	(15,002)	(25,318)
Income tax expense (benefit)	(3,357)	1,186

Loss from discontinued operations	$(11,645)	$(26,504)

Disposition of Hetsco

        In June 2016, the Company engaged a financial advisor to assist with the sale of its wholly owned subsidiary, Hetsco, Inc. ("Hetsco") in order to pay down debt. Hetsco was previously included in the Services segment.

        On January 13, 2017, the Company sold the stock of Hetsco for $23.2 million in cash, inclusive of working capital adjustments. After transaction costs and an escrow withholding of $1.5 million, the net proceeds of $20.2 million were used to reduce debt. In connection with the Company's decision to sell Hetsco, the net assets were adjusted to estimated fair value less estimated selling expenses, which resulted in a write-down of $8.3 million in 2016. In the first quarter of 2017, the Company recorded a $0.2 million adjustment, which reduced the $8.3 million loss recorded in 2016.

        A summary of Hetsco's income (loss) before income taxes for the years ended December 31, 2018 and 2017 was as follows:

	Year Ended December 31,
(In thousands)	2018	2017
Income (loss) before income taxes	$—	$489